Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Property and equipment, gross		$ 253	$ 14,597
Less: accumulated depreciation		(76)	(2,150)
Property and equipment, net	$ 101	177	12,447
Office equipment
Property and Equipment
Property and equipment, gross		$ 132	$ 7
Estimated Life (in years)		5 years	5 years
Computer equipment
Property and Equipment
Property and equipment, gross		$ 121	$ 113
Estimated Life (in years)		3 years	3 years
Manufacturing equipment
Property and Equipment
Property and equipment, gross		$ 14,300	$ 14,477
Estimated Life (in years)		7 years	7 years